Finance Income (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Finance Income [Abstract]
Bank interest income	£ 2,148	£ 2	£ 2,660	£ 7
Finance income	£ 2,148	£ 2	£ 2,660	£ 7